Derivatives Derivatives (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Derivative [Line Items]
Receivables from Brokers-Dealers and Clearing Organizations	$ 6.2	$ 2.8
Margin Deposit Assets	5.3	2.4
Increase (Decrease) in Margin Deposits Outstanding	$ 0.9	$ 0.3